SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Product Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance, beginning of the year	$ 661	$ 690
Warranties issued during the year	699	521
Settlements made during the year	(446)	(387)
Expirations	(184)	(174)
Foreign currency translation adjustment	36	11
Balance end of year	$ 766	$ 661